SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT

SCHEDULE I

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED-PARENT COMPANY BASIS)

REGISTRANT BALANCE SHEETS

(In thousands, except par value)

	December 31,
	2022	2021
	(in thousands)
ASSETS
Investment in subsidiaries	$72,122	$82,696
Total assets	72,122	82,696
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable-intercompany	14,658	14,345
Total current liabilities	14,658	14,345
Total liabilities	14,658	14,345
Shareholders’ equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,329 and 10,280 shares issued at December 31, 2022 and December 31, 2021, respectively; 9,073 and 9,028 shares outstanding at December 31, 2022 and December 31, 2021, respectively(1)	123	123
Additional paid-in capital	1,267,445	1,266,822
Treasury stock, at cost: 1,256 and 1,252 shares at December 31, 2022 and December 31, 2021, respectively(1)	(12,335)	(12,322)
Accumulated deficit	(1,251,209)	(1,246,207)
Accumulated other comprehensive income	53,440	59,935
Total shareholders’ equity	57,464	68,351
Total liabilities and shareholders’ equity	$72,122	$82,696

(1)
Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022. The authorized shares, issued shares, outstanding shares, and treasury stock shares for 2021 have been adjusted retroactively to reflect the one-for-four reverse share split.

The accompanying notes are an integral part of these financial statements.

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED-PARENT COMPANY BASIS)

CONDENSED INFORMATION AS TO STATEMENTS OF COMPREHENSIVE LOSS OF THE REGISTRANT

(In thousands)

	Years ended December 31,
	2022	2021	2020
	(in thousands)
Sales
Unrelated parties	$—	$—	$—
Related parties	—	—	—
Intercompany	—	—	—
Cost of sales
Unrelated parties	—	—	—
Related parties	—	—	—
Intercompany	—	—	—
Gross profit	—	—	—
Operating expenses:
Selling, general and administrative	862	769	693
Research and development	—	—	—
Total operating expenses	862	769	693
Operating loss	(862)	(769)	(693)
Interest income	—	—	—
Interest expense	—	—	—
Other income, net	—	—	—
Loss before income taxes and equity in loss of affiliated companies	(862)	(769)	(693)
Equity in net loss of affiliated companies	(4,140)	(5,059)	(22,983)
Income tax expense	—	—	—
Net loss	$(5,002)	$(5,828)	$(23,676)
Other comprehensive income (loss), net of tax	$(6,495)	$(3,726)	$1,560
Comprehensive loss	$(11,497)	$(9,554)	$(22,116)

The accompanying notes are an integral part of these financial statements.

UTSTARCOM HOLDINGS CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

NOTE 1-BASIS OF PRESENTATION

UTStarcom Holdings Corp., or the Company, a Cayman Island corporation, is the parent company of all UTStarcom Holdings Corp. subsidiaries. The condensed financial statements of the Company have been prepared pursuant to the rules and regulations of the SEC and in conformity with U.S. GAAP. The Company determined cash flow activities during the period were not material and therefore omitted the statement of cash flows from these financial statements.

On June 24, 2011, the Company effected a merger, or the Merger, to reorganize the corporate structure of UTStarcom, Inc., a Delaware corporation incorporated in 1991, and its subsidiaries. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries. Pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc. Given the reorganization of the corporate structure on June 24, 2011, the prior period numbers have been adjusted as if the new corporate structure had been in place since the beginning of the earliest period presented in the above condensed financial statements.

The Company is generally a holding company of certain subsidiaries, or collectively subsidiaries. The condensed financial statements of the Company have been prepared with the assumption that the current corporate structure has been in existence throughout all relevant periods.

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323-10, “ The Equity Method of Accounting for Investments in Common Stock. ” Such investment is presented on the balance sheet as “Investment in affiliated companies” and the subsidiaries’ profit or loss are recognized based on the effective shareholding percentage as “Equity in net income (loss) of affiliated companies” on the results of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company is a holding company and does not have any activities. Operating expenses for the Company for the years ended December 31, 2022, 2021 and 2020 consisted mainly of the retaining fee for the Board of Directors, its director and officer insurance expenses and the expenses associated with investor relations. As the Company does not have any cash activity, the recorded expenses were paid on behalf of the Company by UTStarcom, Inc., its subsidiary, and statements of cash flows have been omitted.